List of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 entity	Dec. 31, 2022 item	Dec. 31, 2021
List of subsidiaries
Ownership Interest	100.00%
Number of legal entities | item		5
Percentage of revenue paid by publishers in form of license fees		97.00%
Flow Research S.L.
List of subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Nexters Studio LLC [Member]
List of subsidiaries
Ownership Interest			100.00%
Nexters Online LLC [Member]
List of subsidiaries
Ownership Interest			100.00%
NHW Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Nexters Global Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Sgboost Limited [Member]
List of subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Game Positive LLC [Member]
List of subsidiaries
Ownership Interest			70.00%
Lightmap LLC
List of subsidiaries
Ownership Interest	100.00%	100.00%
Number of legal entities | entity	5
Nexters Studio Armenia LLC
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Kazakhstan Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%